October 19, 2006


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   The World Funds, Inc.: File Nos. 333-29289 and 811-08255
      Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of our client, The World Funds, Inc., we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, supplements dated October 19, 2006 to the Eastern European Equity Fund's Prospectuses and Statement of Additional Information ("SAI") dated May 1, 2006 and the GenomicsFund's Prospectus and SAI dated January 3, 2006.

Please contact me at 202.739.5498 with your questions or comments.

Very truly yours,

/s/ Ryan F. Helmrich

Ryan F. Helmrich

                             THE WORLD FUNDS, INC.

                          EASTERN EUROPEAN EQUITY FUND

                        Supplement dated October 19, 2006
                                     to the
                   Class A Shares Prospectus dated May 1, 2006

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

The first sentence on the cover of the Prospectus has been deleted and replaced with the following:

      This prospectus describes the Eastern European Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company") and managed by Commonwealth Capital Management, LLC ("CCM") and Vontobel Asset Management, Inc. ("VAM" or the "Adviser").

On page 4 of the Prospectus, footnote 6 to the table entitled Estimated Annual Operating Expenses has been deleted and replaced with the following:

      (6) CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 2.75%. CCM will be entitled to the reimbursement of fees waived or reimbursed by CCM to the Fund. The total amount of reimbursement recoverable by CCM is the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

Beginning on page 7 of the Prospectus, the first six paragraphs under the heading MANAGEMENT have been deleted and replaced with the following:

      The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained CCM which, along with VAM, manages all aspects of the investments of the Fund.

      Investment Management -- Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board, is the sole owner of CCM. CCM has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Vontobel Asset Management, Inc. ("VAM"), 450 Park Avenue, New York, New York 10022, to delegate investment discretion over the Fund to VAM. VAM is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 2005, VAM managed in excess of $1.3 billion. VAM has provided investment advisory services to mutual fund clients since 1990.

      CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Under the Advisory Agreement, the monthly compensation paid to CCM is accrued daily at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2005, CCM received fees from the Fund at the annual rate of 1.25%.

      Under the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.60% of the investment advisory fees received by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.

      In the interest of limiting expenses of the Fund, CCM has entered into a contractual expense limitation agreement. Pursuant to the agreement, CCM has agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class A Shares will not exceed 2.75% of average net assets. This limit does not apply to interest, taxes, distribution (i.e., 12b-1) fees, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. CCM will be entitled to reimbursement of fees waived or reimbursed by CCM to the Fund. The total amount of reimbursement recoverable by CCM (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

On page 14 of the Prospectus, the fourth paragraph has been deleted and replaced with the following:

      Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

On page 19 of the Prospectus, the fourth item under the heading Waiver of Front-End Sales Charges -- Class A Shares has been deleted and replaced with the following:

      (4) purchases of Fund shares made by current or former directors, officers or employees, or agents of the Company, CCM, the distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

















               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                          EASTERN EUROPEAN EQUITY FUND

                        Supplement dated October 19, 2006
                                     to the
                   Class C Shares Prospectus dated May 1, 2006

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

The first sentence on the cover of the Prospectus has been deleted and replaced with the following:

      This prospectus describes the Eastern European Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company") and managed by Commonwealth Capital Management, LLC ("CCM") and Vontobel Asset Management, Inc. ("VAM" or the "Adviser").

Beginning on page 3 of the Prospectus, footnote 5 to the table entitled Estimated Annual Operating Expenses has been deleted and replaced with the following:

      (5) CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class C Shares is limited to 3.50%. CCM will be entitled to the reimbursement of fees waived or reimbursed by CCM to the Fund. The total amount of reimbursement recoverable by CCM is the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

Beginning on page 7 of the Prospectus, the first six paragraphs under the heading MANAGEMENT have been deleted and replaced with the following:

      The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained CCM which, along with VAM, manages all aspects of the investments of the Fund.

      Investment Management -- Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board, is the sole owner of CCM. CCM has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Vontobel Asset Management, Inc. ("VAM"), 450 Park Avenue, New York, New York 10022, to delegate investment discretion over the Fund to VAM. VAM is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 2005, VAM managed in excess of $1.3 billion. VAM has provided investment advisory services to mutual fund clients since 1990.

      CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Under the Advisory Agreement, the monthly compensation paid to CCM is accrued daily at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2005, CCM received fees from the Fund at the annual rate of 1.25%.

      Under the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.60% of the investment advisory fees received by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.

      In the interest of limiting expenses of the Fund, CCM has entered into a contractual expense limitation agreement. Pursuant to the agreement, CCM has agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class C Shares will not exceed 3.50% of average net assets. This limit does not apply to interest, taxes, distribution (i.e., 12b-1) fees, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. CCM will be entitled to reimbursement of fees waived or reimbursed by CCM to the Fund. The total amount of reimbursement recoverable by CCM (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Beginning on page 13 of the Prospectus, the last paragraph has been deleted and replaced with the following:

      Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

























               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                          EASTERN EUROPEAN EQUITY FUND

                        Supplement dated October 19, 2006
                                     to the
          Statement of Additional Information ("SAI") dated May 1, 2006

This supplement provides new and additional information that affects information contained in the SAI and should be read in conjunction with the SAI.

On page 25 of the SAI, the second paragraph under the heading INVESTMENT ADVISER AND ADVISORY AGREEMENT has been deleted and replaced with the following:

      The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. The Adviser evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate and reports to the Board on the foregoing.

Beginning on page 26 of the SAI, the second paragraph under the subheading Sub-Adviser has been deleted and replaced with the following:

      Under the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. The Adviser, from its advisory fee, pays VAM 60% of the advisory fee it receives from the Fund.





























               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                            SAI FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                                  GENOMICSFUND

                        Supplement dated October 19, 2006
                                     to the
                        Prospectus dated January 3, 2006

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

The first sentence on the cover of the Prospectus has been deleted and replaced with the following:

      This prospectus describes the GenomicsFund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company") and managed by Commonwealth Capital Management, LLC ("CCM" or the "Adviser") and Satuit Capital Management, LLC, Inc. ("SCM" or the "Sub-Adviser").

On pages 1 and 5 of the Prospectus, all references to the "Adviser" have been deleted and replaced with the "Sub-Adviser."

Beginning on page 7 of the Prospectus, the first six paragraphs under the heading MANAGEMENT have been deleted and replaced with the following:

      The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser which, along with the Sub-Adviser, manages all aspects of the investments of the Fund.

      Investment Management -- Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board of the Company, is the sole owner of the Adviser. The Adviser has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Satuit Capital Management, LLC, 2807 Gaston Gate, Mt. Pleasant, South Carolina 29466. Robert J. Sullivan has been the President and principal shareholder of the Sub-Adviser since its inception and has been the portfolio manager of the Fund since January 15, 2003.

      The Adviser analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. The Adviser evaluates the performance of SCM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the first $250 million of average daily net assets of the Fund; 0.875% on the average daily net assets of the Fund in excess of $250 million and not more than $500 million; and 0.75% on the average daily net assets of the Fund over $500 million.

      Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, with the Adviser's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser one-half of the advisory fee received from the Fund.

      In the interest of limiting expenses of the Fund, the Adviser has assumed the existing expense limitation agreement from the predecessor adviser. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other operating expenses until August 31, 2006 so that the ratio of total annual operating expenses for the Fund will not exceed 1.90% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company. The total amount of recoverable reimbursements as of August 31, 2005 was $550,627 and expires as follows:

                              Year Expiring Amount

                2006                   $ 67,191
                2007                   $120,933
                2008                   $124,666
                2009                   $123,021
                2010                   $114,816

Beginning on page 13 of the Prospectus, the last paragraph has been deleted and replaced with the following:

      Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

























               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                                  GENOMICSFUND

                        Supplement dated October 19, 2006
                                     to the
        Statement of Additional Information ("SAI") dated January 3, 2006

This supplement provides new and additional information that affects information contained in the SAI and should be read in conjunction with the SAI.

On pages 2, 3, 17 and 18 of the SAI, all references to the "Adviser" have been deleted and replaced with the "Sub-Adviser."

On page 14 of the SAI, the second paragraph under the heading ADVISER AND ADVISORY AGREEMENT has been deleted and replaced with the following:

      The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. The Adviser evaluates the performance of the Sub-Adviser in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate and reports to the Board on the foregoing.

Beginning on page 14 of the SAI, the second paragraph under the subheading Investment Sub-Adviser has been deleted and replaced with the following:

      Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, with the Adviser's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser one-half of the advisory fee received from the Fund.

On page 17 of the SAI, the seventh paragraph under the heading PORTFOLIO TRANSACTIONS has been deleted and replaced with the following:

      The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings. For the fiscal years ended August 31, 2003, 2004 and 2005, the Fund paid $0, $1,895 and $6,746, respectively, in aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to FDCC. FDCC is the principal underwriter of the Company and is owned by John Pasco, III, who:
      (1) is an officer of the Company; (2) owns the Adviser; (3) owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; and (4) owns or controls several of the Company's various service providers.

      The brokerage commissions paid to FDCC in 2005 represented 100% of the Fund's aggregate brokerage commissions paid to affiliated brokers. The dollar amount of transactions involving the payment of commissions effected through FDCC represented 4.78% of the Fund's aggregate dollar amount of transactions.



               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                            SAI FOR FUTURE REFERENCE.